S000004322 [Member] Investment Objectives and Goals - iShares U.S. Financial Services ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. FINANCIAL SERVICES ETFTicker: IYGStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector.